Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2017	Nov. 08, 2017	Feb. 02, 2016
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares, Shares	5,519
Average price at which ordinary shares are repurchased	$ 61.70
Remaining authority to repurchase outstanding ordinary shares	$ 256,261,000
February 2016 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount			$ 750,000,000
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 800,000,000